March 22, 2000

                   DREYFUS PREMIER STATE MUNICIPAL BOND FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 1, 1999


1. THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN
THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED DESCRIPTION OF THE FUNDS, MANAGEMENT OF THE FUNDS AND MANAGEMENT ARRANGEMENTS:

     Effective March 22, 2000, Dreyfus Service Corporation (DSC) became the distributor to each Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED MANAGEMENT OF THE FUNDS - OFFICERS OF THE FUND:

 STEPHEN E. CANTER,  PRESIDENT.  President,  Chief Operating Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

 MARK. JACOBS, VICE PRESIDENT. Vice President, Secretary and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

 JOSEPH  CONNOLLY,  VICE  PRESIDENT  AND  TREASURER.   Director  -  Mutual  Fund
     Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

 STEVEN F. NEWMAN, ASSISTANT SECRETARY.  Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

 JANETTE  FARRAGHER,  ASSISTANT  SECRETARY.  Assistant  General  Counsel  of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 37 years old.

 MICHAEL A. ROSENBERG,  ASSISTANT  SECRETARY.  Associate  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 40 years old.

 GREGORY S. GRUBER,  ASSISTANT TREASURER.  Senior Accounting Manager - Municipal
     Bond Funds of hte Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

3. The following information supplements the information contained in the section of the SAI entitled "Management Arrangements - Distributor":

     Disclosure of the amounts retained by "the distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for Dreyfus SErvice Corporation, as it was not hte Fund's distributor as of the Fund's last fiscal year end.

4. The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI; (i) the last sentence of hte second paragraph of the s ection of hte SAI entitled "How to Buy Shares - Class A Shares", and (ii) the first sentence of the section entitled "How to Buy Shares - Class B and C Shares".